Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Stock option expense related to the options

The grant date fair value of the options was determined to be $2,574,788. During the twelve months ended December 31, 2014 and 2013, stock option expense related to the options totaled $135,738 and $78,200, respectively.

	Options	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding as of December 31, 2012	89,504	$33.6	3.7
Granted	—	—	—
Exercised	—	—	—
Expired/Cancelled	(25,712)	31.80	—
Outstanding as of December 31, 2013	63,792	$34.20	2.7
Granted	—	—	—
Exercised	—	—	—
Expired/Cancelled	—	—	—
Outstanding as of December 31, 2014	63,792	$34.20	1.7